INCOME TAXES - Expense (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
INCOME TAXES
Current income tax expense (recovery)	$ 12,106	$ (782,752)
Deferred income tax expenses	0	322,897
Total income tax expense (recovery)	$ 12,106	$ (459,855)	$ (1,340,844)